Financial and other non-current assets (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets [abstract]
Non-current financial assets, equity securities	$ 1,403	$ 1,145
Non-current financial asstets debt securities	29	37
Non-current financial assets, fund investments	190	281
Non-current financial assets, total financial investments	1,622	1,463
Long term receivables from finance subleases	104	59
Other long-term receivables	214	197
Contingent consideration receivables	553	607
Long-term loans, advances and security deposits	114	85
Total financial assets	$ 2,607	$ 2,411